UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
March 31, 2018
unaudited
Common stocks 92.93% Financials 18.19%	Shares	Value (000)
Prudential PLC[1]	10,199,572	$254,744
AIA Group Ltd.[1]	23,543,600	200,978
Société Générale[1]	3,311,100	180,083
B3 SA - Brasil, Bolsa, Balcao	20,291,000	163,873
Banco Santander, SA1	24,724,725	161,204
AXA SA1	5,353,800	142,482
Aviva PLC[1]	17,400,000	121,152
HDFC Bank Ltd.[1]	2,482,488	73,677
HDFC Bank Ltd. (ADR)	472,963	46,715
BNP Paribas SA1	1,501,000	111,256
Toronto-Dominion Bank (CAD denominated)	1,757,000	99,701
ABN AMRO Group NV, depository receipts[1]	3,213,437	96,853
DBS Group Holdings Ltd[1]	4,033,000	85,086
Svenska Handelsbanken AB, Class A1	6,307,000	78,995
FinecoBank SPA[1]	6,475,000	77,977
Credit Suisse Group AG1	4,250,041	71,283
Daiwa Securities Group Inc.	10,282,000	65,568
Oversea-Chinese Banking Corp. Ltd.[1]	6,313,000	62,191
Euronext NV1	845,935	61,889
AIB Group PLC[1]	9,631,320	58,019
Sberbank of Russia PJSC (ADR)[1]	2,955,000	55,188
Danske Bank AS1	1,250,000	46,700
Housing Development Finance Corp. Ltd.[1]	1,652,687	46,483
Moscow Exchange MICEX-RTS PJSC	22,060,000	45,051
Bank of China Ltd., Class H1	82,628,000	44,905
HSBC Holdings PLC[1]	4,554,000	42,534
Bank Central Asia Tbk PT1	24,450,800	41,513
Ping An Insurance (Group) Co. of China, Ltd., Class H1	3,899,000	40,117
ORIX Corp.	2,200,000	38,789
Sampo Oyj, Class A1	677,500	37,775
Piraeus Bank SA1,2	12,077	38
		2,652,819
Information technology 11.88%
Taiwan Semiconductor Manufacturing Co., Ltd.	59,853,506	508,068
Nintendo Co., Ltd.	487,800	214,773
Samsung Electronics Co., Ltd.	48,700	112,441
Samsung Electronics Co., Ltd., nonvoting preferred	45,800	87,655
Vanguard International Semiconductor Corp.	61,775,000	141,953
ASML Holding NV1	597,500	118,175
AAC Technologies Holdings Inc.[1]	5,894,000	107,768
Murata Manufacturing Co., Ltd.	492,000	67,354
Tech Mahindra Ltd.[1]	5,402,500	53,403
ASM Pacific Technology Ltd.[1]	3,757,100	53,170
Delta Electronics, Inc.	11,655,000	52,165
Telefonaktiebolaget LM Ericsson, Class B1	8,118,692	51,432
PagSeguro Digital Ltd., Class A2	1,340,973	51,386
International Growth and Income Fund — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Quanta Computer Inc.	22,230,830	$45,061
Alibaba Group Holding Ltd. (ADR)[2]	225,000	41,297
Tencent Holdings Ltd.[1]	517,000	27,519
		1,733,620
Consumer discretionary 10.89%
Sony Corp.	3,856,000	186,442
Wynn Macau, Ltd.[1]	45,588,000	167,173
MGM China Holdings, Ltd.[1]	60,772,800	158,768
Nitori Holdings Co., Ltd.	612,000	108,134
Axel Springer SE1	1,116,501	93,444
HUGO BOSS AG1	948,298	82,622
Prada SPA[1]	16,462,700	76,624
Sands China Ltd.[1]	13,027,200	70,734
adidas AG1	266,500	64,520
Paddy Power Betfair PLC[1]	554,649	56,969
Carnival Corp., units	788,000	51,677
Cie. Financière Richemont SA, Class A1	567,500	50,957
Accor SA1	940,000	50,762
InterContinental Hotels Group PLC[1]	813,800	48,757
Ryohin Keikaku Co., Ltd.	145,000	48,638
Hyundai Motor Co., Series 2	547,266	47,800
ProSiebenSat.1 Media SE1	1,270,000	44,034
Kroton Educacional SA, ordinary nominative	9,600,000	39,506
Las Vegas Sands Corp.	485,000	34,871
OPAP SA1	3,042,048	34,869
Continental AG1	97,000	26,785
Hyundai Mobis Co., Ltd.	110,200	24,761
Peugeot SA1	791,000	19,043
		1,587,890
Industrials 8.58%
Airbus SE, non-registered shares[1]	2,169,900	250,984
International Consolidated Airlines Group, SA (CDI)[1]	16,186,400	139,680
BAE Systems PLC[1]	15,013,000	122,528
Ryanair Holdings PLC (ADR)[2]	757,529	93,062
Meggitt PLC[1]	13,457,067	81,559
Alliance Global Group, Inc.[1,2]	311,047,200	78,922
CCR SA, ordinary nominative	15,464,400	58,492
Flughafen Zürich AG1	251,500	55,494
Edenred SA1	1,530,000	53,221
Geberit AG1	115,500	51,059
Aalberts Industries NV, non-registered shares[1]	980,000	50,017
ASSA ABLOY AB, Class B1	1,963,000	42,547
ACS, Actividades de Construcción y Servicios SA1,2	1,065,000	41,538
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	1,766,000	37,399
MTU Aero Engines AG1	195,205	32,894
Grupo Aeroportuario del Pacífico SAB de CV	2,572,000	25,403
DCC PLC[1]	258,000	23,753
Kühne + Nagel International AG1	86,800	13,662
		1,252,214
International Growth and Income Fund — Page 2 of 8

unaudited
Common stocks Materials 7.83%	Shares	Value (000)
Rio Tinto PLC[1]	4,596,000	$233,148
Glencore PLC[1]	33,856,856	168,321
Vale SA, ordinary nominative	6,815,037	87,044
Vale SA, ordinary nominative (ADR)	4,090,000	52,025
Koninklijke DSM NV1	1,130,000	112,327
Air Liquide SA1	485,222	59,478
Air Liquide SA, bonus shares[1]	221,127	27,106
Air Liquide SA, non-registered shares[1]	55,300	6,779
Boral Ltd.[1]	14,350,784	82,528
Asahi Kasei Corp.	4,700,000	61,780
James Hardie Industries PLC (CDI)[1]	3,415,000	60,308
Nutrien Ltd. (CAD denominated)	1,164,440	55,032
Boliden AB1	1,536,000	54,056
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	44,775
Klabin SA, units	4,204,000	26,332
Croda International PLC[1]	183,448	11,762
		1,142,801
Energy 7.67%
Royal Dutch Shell PLC, Class B1	10,264,300	330,483
Royal Dutch Shell PLC, Class B (ADR)	180,000	11,796
Royal Dutch Shell PLC, Class A1	189,002	5,926
Royal Dutch Shell PLC, Class A (ADR)	3,291	210
Schlumberger Ltd.	2,373,000	153,723
Enbridge Inc. (CAD denominated)	4,173,416	131,253
Enbridge Inc. (CAD denominated)[1,3]	133,054	4,143
Reliance Industries Ltd.[1]	8,757,000	119,077
TOTAL SA1	2,017,430	114,621
LUKOIL Oil Co. PJSC (ADR)[1]	1,305,000	90,029
Gazprom PJSC (ADR)[1]	8,305,000	40,507
Coal India Ltd.[1]	7,810,000	34,051
Keyera Corp.	1,150,000	29,910
BP PLC[1]	4,400,000	29,602
Pembina Pipeline Corp.	614,976	19,188
Peyto Exploration & Development Corp.	541,000	4,535
		1,119,054
Consumer staples 6.79%
British American Tobacco PLC[1]	5,138,400	298,035
Nestlé SA1	2,556,450	202,300
Kao Corp.	1,438,750	107,889
Pernod Ricard SA1	502,800	83,731
Philip Morris International Inc.	682,500	67,841
Shoprite Holdings Ltd.[1]	2,752,864	58,798
Carlsberg A/S, Class B1	426,024	50,893
Coca-Cola European Partners plc	1,090,000	45,409
Ambev SA	5,255,000	38,274
Associated British Foods PLC[1]	1,046,100	36,540
		989,710
Utilities 6.20%
Enel SPA[1]	25,834,334	158,240
Ørsted AS1	2,069,930	134,728
Rubis SCA[1]	1,615,985	116,744
Northland Power Inc.	4,659,000	83,207
International Growth and Income Fund — Page 3 of 8

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
EDP - Energias de Portugal, SA1	16,944,600	$64,415
SSE PLC[1]	3,454,426	61,859
China Gas Holdings Ltd.[1]	16,172,000	59,321
Power Assets Holdings Ltd.[1]	6,408,000	57,374
Brookfield Infrastructure Partners LP	1,130,000	46,949
Infraestructura Energética Nova, SAB de CV	7,967,608	38,955
NTPC Ltd.[1]	14,840,000	38,694
Guangdong Investment Ltd.[1]	18,402,000	29,151
CK Infrastructure Holdings Ltd.[1]	1,797,000	14,769
		904,406
Health care 4.70%
AstraZeneca PLC[1]	3,578,000	245,890
Bayer AG1	739,500	83,590
Hypera SA, ordinary nominative	7,296,000	79,830
Novartis AG1	977,600	79,057
Novo Nordisk A/S, Class B1	1,429,475	70,313
Fisher & Paykel Healthcare Corp. Ltd.[1]	4,336,000	41,685
Sanofi[1]	440,000	35,345
GlaxoSmithKline PLC[1]	1,388,000	26,943
Roche Holding AG, non-registered shares, non-voting[1]	102,000	23,385
		686,038
Telecommunication services 3.16%
Vodafone Group PLC[1]	49,035,700	134,154
Mobile TeleSystems PJSC (ADR)	9,208,000	104,879
SoftBank Group Corp.	1,002,500	74,884
BT Group PLC[1]	16,840,300	53,764
Koninklijke KPN NV1	16,533,946	49,621
Advanced Info Service PCL, foreign registered	5,440,000	36,185
Intouch Holdings PCL, foreign registered	4,155,000	7,707
		461,194
Real estate 2.24%
Link Real Estate Investment Trust REIT[1]	12,920,152	110,802
Brookfield Property Partners LP	2,841,600	54,530
Longfor Properties Co. Ltd.[1]	14,541,000	44,904
Sun Hung Kai Properties Ltd.[1]	2,492,005	39,696
CK Asset Holdings Ltd.[1]	4,551,244	38,511
Vonovia SE1	759,098	37,633
		326,076
Miscellaneous 4.80%
Other common stocks in initial period of acquisition		700,837
Total common stocks (cost: $10,680,990,000)		13,556,659
Preferred securities 0.21% Financials 0.21%
HSBC Holdings PLC, Series 2, 8.00%	1,162,795	30,395
Total preferred securities (cost: $30,265,000)		30,395
International Growth and Income Fund — Page 4 of 8

unaudited
Convertible bonds 0.13% Financials 0.13%	Principal amount (000)	Value (000)
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 7.00% (undated)	€14,400	$18,613
Total convertible bonds (cost: $15,284,000)		18,613
Bonds, notes & other debt instruments 0.36% Bonds & notes of governments outside the U.S. 0.18%
Buenos Aires (City of) 8.95% 2021[3,4]	$25,000	26,959
Corporate bonds & notes 0.17% Consumer discretionary 0.13%
Myriad International Holdings 6.00% 2020[3]	18,700	19,731
Financials 0.04%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3]	5,410	5,541
Total corporate bonds & notes		25,272
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.875% 2018	1,000	998
Total U.S. Treasury bonds & notes		998
Total bonds, notes & other debt instruments (cost: $49,198,000)		53,229
Short-term securities 6.08%
Caisse d’Amortissement de la Dette Sociale 1.90% due 4/10/2018[3]	20,000	19,988
Essilor International 1.85% due 4/18/2018[3]	30,000	29,969
Federal Home Loan Bank 1.57%–1.75% due 4/16/2018–6/18/2018	314,700	314,107
Gotham Funding Corp. 1.92% due 4/18/2018[3]	35,000	34,964
Hydro-Québec 1.63% due 4/18/2018[3]	50,000	49,950
Liberty Street Funding Corp. 1.81%–2.31% due 5/17/2018–6/27/2018[3]	50,000	49,787
Nordea Bank AB 1.90% due 7/25/2018[3]	15,000	14,889
Novartis Finance Corp. 1.82% due 4/25/2018[3]	50,000	49,930
Société Générale 1.62% due 4/2/2018[3]	12,300	12,298
Sumitomo Mitsui Banking Corp. 1.87% due 4/30/2018[3]	25,000	24,959
Svenska Handelsbanken Inc. 1.62% due 4/4/2018[3]	50,000	49,987
Toyota Motor Credit Corp. 1.67% due 4/16/2018	50,000	49,957
U.S. Treasury Bills 1.41%–1.76% due 5/24/2018–7/12/2018	187,600	186,963
Total short-term securities (cost: $887,852,000)		887,748
Total investment securities 99.71% (cost: $11,663,589,000)		14,546,644
Other assets less liabilities 0.29%		41,630
Net assets 100.00%		$14,588,274
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
International Growth and Income Fund — Page 5 of 8

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD4,338	JPY465,000	UBS AG	4/23/2018	$(38)
USD4,397	JPY465,000	JPMorgan Chase	5/11/2018	16
USD10,967	JPY1,162,000	Bank of America, N.A.	5/25/2018	9
				$(13)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $9,455,189,000, which represented 64.81% of the net assets of the fund. This amount includes $9,290,785,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $393,095,000, which represented 2.69% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
International Growth and Income Fund — Page 6 of 8

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $34,103,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
International Growth and Income Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$459,697	$2,193,122	$—	$2,652,819
Information technology	1,322,153	411,467	—	1,733,620
Consumer discretionary	541,829	1,046,061	—	1,587,890
Industrials	176,957	1,075,257	—	1,252,214
Materials	282,213	860,588	—	1,142,801
Energy	350,615	768,439	—	1,119,054
Consumer staples	259,413	730,297	—	989,710
Utilities	169,111	735,295	—	904,406
Health care	79,830	606,208	—	686,038
Telecommunication services	223,655	237,539	—	461,194
Real estate	54,530	271,546	—	326,076
Miscellaneous	181,467	519,370	—	700,837
Preferred securities	30,395	—	—	30,395
Convertible bonds	—	18,613	—	18,613
Bonds, notes & other debt instruments	—	53,229	—	53,229
Short-term securities	—	887,748	—	887,748
Total	$4,131,865	$10,414,779	$—	$14,546,644

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$25	$—	$25
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(38)	—	(38)
Total	$—	$(13)	$—	$(13)
*	Securities with a value of $7,732,148,000, which represented 53.00% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
JPY = Japanese yen
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-034-0518O-S60625	International Growth and Income Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Vice President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Vice President and Principal Executive Officer

Date: May 24, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 24, 2018